NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED AUGUST 15, 2017

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust

Statement of Additional Information dated

August 1, 2017

Nuveen Multistate Trust I

Statement of Additional Information dated

March 31, 2017

Nuveen Multistate Trust II

Statements of Additional Information dated

June 30, 2017

Nuveen Multistate Trust III

Statement of Additional Information dated

March 31, 2017

Nuveen Multistate Trust IV

Statement of Additional Information dated

March 31, 2017

Nuveen Investment Trust

Statement of Additional Information dated

February 28, 2017

Statements of Additional Information dated

March 31, 2017

Nuveen Investment Trust II

Statement of Additional Information dated

November 30, 2016

Statement of Additional Information dated

January 27, 2017

Statement of Additional Information dated

February 28, 2017

Statements of Additional Information dated

March 31, 2017

Nuveen Investment Trust III

Statement of Additional Information dated

January 31, 2017

Nuveen Investment Trust V

Statement of Additional Information dated

January 19, 2017

Statements of Additional Information dated

January 31, 2017

Nuveen Investment Funds, Inc.

Statement of Additional Information dated

February 28, 2017

Statements of Additional Information dated

March 31, 2017

Statement of Additional Information dated

August 1, 2017

Nuveen Strategy Funds, Inc.

Statement of Additional Information dated

March 31, 2017

The first paragraph of the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy—Exclusions from the Frequent Trading Policy” is hereby deleted and replaced with the following:

Exclusions from the Frequent Trading Policy

As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive “wrap” fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Mutual Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (vi) redemptions of shares that were purchased through a systematic investment program; (vii) involuntary redemptions caused by operation of law; (viii) redemptions in connection with a payment of account or plan fees; (ix) redemptions or exchanges by any “fund of funds” advised by the Adviser; (x) redemptions or exchanges by certain 529 plans; and (xi) redemptions in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the board has determined may have material adverse consequences to the shareholders of a Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLSAI-0817P